INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX EXPENSES [Abstract]
Schedule of Loss Income Taxes
	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Non-PRC	23,349	52,418	9,245	1,490
PRC	(467,200)	(195,283)	78,872	12,712
	(443,851)	(142,865)	88,117	14,202

Schedule of Income Taxes
Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Current income tax	—	—	—	—
Deferred income tax benefit	—	—	—	—
	—	—	—	—

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Income tax computed at PRC statutory tax rate (25%)	(110,963)	(35,716)	22,029	3,550
Effect of different tax rates in different jurisdictions	(5,837)	(13,105)	(2,311)	(372)
Non-deductible expenses	191	757	1,251	202
Research and development super deduction	—	—	(13,562)	(2,186)
Effect of expired tax losses	—	452	—	—
Other adjustments	(100)	(238)	82	13
Changes in valuation allowance	116,709	47,850	(7,489)	(1,207)
	—	—	—	—

Schedule of Components of Deferred Taxes
	As of December 31,
	2013	2014
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	36,630	39,318	6,337
Inventories	10,996	10,099	1,628
Provisions	2,140	1,506	243
Total deferred tax assets, current portion	49,766	50,923	8,208
Valuation allowance	(49,766)	(50,923)	(8,208)
Deferred tax assets, current portion, net	—	—	—
Deferred tax assets, non-current portion:
Fixed assets	788	1,291	208
Net operating losses	223,360	214,211	34,525
Total deferred tax assets, non-current portion	224,148	215,502	34,733
Valuation allowance	(224,148)	(215,502)	(34,733)
Deferred tax assets, non-current portion, net	—	—	—

Schedule of Reconciliation of Unrecognized Tax Benefits
	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at January 1	649	282	244	39
Additions based on tax positions related to the prior years	66	—	—	—
Reductions for tax positions of prior years	(433)	(38)	—	—
Balance at December 31	282	244	244	39